Investments at FVTPL (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments at FVTPL [Line Items]
Market Value	$ 13,614,050	$ 12,307,860
Minco Silver Corp [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	11,000,000
Market Value	$ 9,350,000
Hudson Resources Inc One [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	2,142,857
Number of Warrants Held	1,071,428
Market Value	$ 910,714
RoxGold Inc [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	398,800
Market Value	$ 555,520
Continental Gold Inc [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	130,025
Market Value	$ 439,485
Equinox Gold Corp [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	224,600
Market Value	$ 251,552
Guyana Goldfields Inc [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	40,000
Market Value	$ 203,200
Neo Performance Materials Inc [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	11,000
Market Value	$ 196,900
ETFS Physical Palladium [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	1,125
Market Value	$ 143,415
Almaden Minerals Ltd [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	100,000
Market Value	$ 128,158
All other public entities [Member]
Disclosure of Investments at FVTPL [Line Items]
Market Value	$ 687,968
El Olivar Imperial [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Shares/Units Held	400,000
Market Value	$ 502,138	$ 537,860
Hudson Resources Inc Two [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of Warrants Held	1,071,428
Market Value	$ 245,000